SHARE- BASED COMPENSATION (Schedule of Summarized Number of Share Options) (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Employees Consultants and Directors [Member]
Number of Options
Outstanding on beginning of year | shares	4,335,017	4,389,523	5,106,300
Grants | shares	1,046,500	750,000	555,000
Exercised | shares	(43,438)		(3,750)
Forfeited | shares	(1,307,377)	(804,506)	(1,268,027)
Outstanding on end of year | shares	4,030,702	4,335,017	4,389,523
Exercisable at end of year | shares	2,556,360	2,855,405	2,843,582
Weighted Average Exercise Price
Outstanding on beginning of year | $ / shares	$ 7.08	$ 7.46	$ 8.47
Grants | $ / shares	1.37	1.67	3.16
Exercised | $ / shares	2.45		2.64
Forfeited | $ / shares	6.98	7.13	9.66
Outstanding on end of year | $ / shares	6.24	7.08	7.46
Exercisable at end of year | $ / shares	$ 8.54	$ 9.09	$ 8.95
Subsidiaries Employees Consultants and Directors [Member]
Number of Options
Outstanding on beginning of year | shares	460,038	205,543
Grants | shares	837,847	255,370
Exercised | shares	(36,520)
Forfeited | shares	(58,386)	(875)
Outstanding on end of year | shares	1,202,979	460,038	205,543
Exercisable at end of year | shares	606,542	135,194
Weighted Average Exercise Price
Outstanding on beginning of year | $ / shares	$ 0.13	$ 0.05
Grants | $ / shares	1.85	0.2
Exercised | $ / shares	0.25
Forfeited | $ / shares	0.20	0.19
Outstanding on end of year | $ / shares	1.32	0.13	$ 0.05
Exercisable at end of year | $ / shares	$ 0.71	$ 0.11